REGIONS MORGAN KEEGAN SELECT FUNDS

                    SUPPLEMENT DATED NOVEMBER 21, 2006 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2006 FOR REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

At the November 10, 2006 meeting of the Board of Trustees of Regions Morgan Keegan Select Funds (the "Fund"), the Board of Trustees appointed Mr. Brian B. Sullivan as President and Mr. J. Thompson Weller, Sr., who currently serves as Assistant Secretary, as Treasurer of the Fund to replace Mr. Carter B. Anthony and Mr. Joseph C. Weller, respectively, who announced their retirements as officers of the Fund. These changes are effective as of November 10, 2006. Set forth below is information relating to the newly appointed officers.


                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN FUND
                       POSITION(S) HELD WITH                                            COMPLEX              OTHER
NAME, ADDRESS(1)       FUNDS, TERM OF OFFICE(2)    PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY          DIRECTORSHIP(S)
AND AGE                AND LENGTH OF TIME SERVED   PAST FIVE YEARS                      DIRECTOR             HELD BY DIRECTOR
Brian B. Sullivan*     President (Since 2006)      Mr.  Sullivan  has  served  as          N/A                    N/A
Age 51                                             President and Chief Investment
                                                   Officer   of   Morgan    Asset
                                                   Management,  Inc.  since 2006.
                                                   From  1999  to 2002  and  from
                                                   2005  to  2006,  Mr.  Sullivan
                                                   served as President of AmSouth
                                                   Asset Management,  Inc., which
                                                   merged   into   Morgan   Asset
                                                   Management,  Inc.  in November
                                                   2006.  From  1996 to 1999  and
                                                   from   2002   to   2005,   Mr.
                                                   Sullivan    served   as   Vice
                                                   President  of  AmSouth   Asset
                                                   Management, Inc. Since joining
                                                   AmSouth  Bank in 1982  through
                                                   1996, Mr.  Sullivan  served in
                                                   various  capacities  including
                                                   Equity  Research  Analyst  and
                                                   Chief Fixed Income Officer and
                                                   was  responsible  for Employee
                                                   Benefits Portfolio  Management
                                                   and       Regional       Trust
                                                   Investments.   He  holds   the
                                                   Chartered   Financial  Analyst
                                                   designation.



J. Thompson Weller,    Treasurer (Since 2006)      Mr.  Weller  has  been a  Managing      N/A                    N/A
Sr.*                   and Assistant Secretary     Director and  Controller of Morgan
Age 41                 (Since 2003)                Keegan  &  Company,   Inc.   since
                                                   October  2001.  He was Senior Vice
                                                   President and Controller of Morgan
                                                   Keegan  &   Company,   Inc.   from
                                                   October  1998  to  October   2001,
                                                   Controller    and    First    Vice
                                                   President  from  February  1997 to
                                                   October 1998,  Controller and Vice
                                                   President  from  1995 to  February
                                                   1997 and Assistant Controller from
                                                   1992 to 1995.

------------------------------
(1) The address of Mr. Sullivan is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203. The address of Mr. Weller is
50 North Front Street, 21st Floor, Memphis, Tennessee 38103.
(2) Officers of the Company are elected and  appointed  annually by the Board of Directors and hold office until they resign, are removed, or otherwise disqualified to serve.
(*) Indicates  officers who are "interested  persons" of the Company as defined by the Investment Company Act of 1940 Act, as amended, by virtue of their positions with Morgan Keegan & Company and Morgan Asset Management, Inc.

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